Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	1,651,008
Number of shares, Granted	493,848
Number of shares, Vested	(519,856)
Number of shares, Forfeited	(294,938)
Number of shares, Outstanding, Ending balance	1,330,062	1,651,008
Number of shares, Expected to vest	1,267,046
Weighted average grant date fair value, Outstanding, Beginning balance	$ 29.95
Weighted average grant date fair value, Granted	91.00	$ 34.63	$ 22.30
Weighted average grant date fair value, Vested	29.81
Weighted average grant date fair value, Forfeited	40.80
Weighted average grant date fair value, Outstanding, Ending balance	50.27	$ 29.95
Weighted average grant date fair value, Expected to vest	$ 50.26